Financial Liabilities - Summary of Long-term Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	2.75
Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	CD rate (91days) + 1.00~1.60, 2.21~3.40
The Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	3ML + 0.75~2.40 6ML + 1.25~1.35
China Construction Bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	USD: 3ML 0.65~1.43, CNY: LPR(5Y) 0.44, LPR(1Y) -0.15~ 0.50, 4.70